Statements of Operations (Unaudited) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Income Statement [Abstract]
Revenues	$ 0	$ 0
Operating expenses	458	1,402
Net Loss	$ (458)	$ (1,402)
Net loss per share:
Basic and diluted	$ 0.00	$ 0.00
Weighted average shares outstanding:
Basic and diluted	13,000,000	17,215,328